CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Royalties and milestones, net								$ 26	$ 26
Total revenues								26	26
Operating expenses:
General and administrative	$ 229			$ 351			$ 1,038	1,028	1,353	$ 1,044
Transaction expenses	1,075						2,801
Total operating expenses	1,304			351			3,839	1,028	1,353	1,044
Operating loss	(1,304)			(351)			(3,839)	(1,002)	(1,327)	(1,044)
Interest and dividend income	496			654			1,494	1,906	2,452	2,261
(Loss) income before income (expense) benefit	(808)			303			(2,345)	904	1,125	1,217
Income tax (expense) benefit	(16)			(49)			7	(54)	(347)	156
Net (loss) income	(824)	$ (990)	$ (524)	254	$ 276	$ 320	(2,338)	850	778	1,373
Accretion of dividend on Series C preferred stock	(531)			(531)			(1,593)	(1,593)	(1,275)	(1,275)
Net loss available to common shareholders	$ (1,355)			$ (277)			$ (3,931)	$ (743)	$ (497)	$ 98
Loss per common share
Basic (in dollars per share)	$ (0.02)			$ 0			$ (0.05)	$ (0.01)	$ (0.01)	$ 0
Diluted (in dollars per share)	$ (0.02)			$ 0			$ (0.05)	$ (0.01)	$ (0.01)	$ 0
Weighted average number of common shares - basic (in shares)	74,215			74,215			74,215	74,215	74,215	74,215
Weighted average number of common shares - diluted (in shares)	74,215			74,215			74,215	74,215	74,215	74,215